Other non-current financial liabilities (Tables)	12 Months Ended
Mar. 31, 2025
Subclassifications of assets, liabilities and equities [abstract]
Schedule of Other Non-Current Financial Liabilities

(EUR thousand)		As of March 31
Other non-current financial liabilities	Note	2025	2024
Put options related to acquisitions		2,103	1,830
Liabilities related to share-based payment transactions	25	6,088	188
Lease liabilities non-current	14	23,424	14,774
Other liabilities	17	2,751	2,512
Total		34,366	19,304

Disclosure of Reconciliation of Put Options Liabilities

(EUR thousand)		For the financial year ended March 31
Put options related to acquisitions	Note	2025	2024
Opening balance as of April 1		3,309	4,390
Changes in fair value recognized in income statement		(857)	1,210
Exercise of options	31	—	(2,422)
Exchange differences		90	131
Closing balance as of March 31		2,542	3,309
Non-current portion		2,103	1,830
Current portion	31	439	1,479